BALANCE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Mar. 31, 2024
Revenue From Contracts With Customers1 [Abstract]
Disclosure of net contract assets (liabilities)
Net contract liabilities are as follows:

	2024	2023
Contract assets - current	$537.6	$693.8
Contract assets - non-current (Note 16)	41.6	41.9
Contract liabilities - current	(911.7)	(905.7)
Contract liabilities - non-current (Note 21)	(99.8)	(94.0)
Net contract liabilities	$(432.3)	$(264.0)